Property, Plant and Equipment - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized	$ 423.5	$ 13.8
Main plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	20 years	20 years
Mechanical and electrical power equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	10 years	10 years
Clean rooms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	10 years	10 years
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized	$ 423.5